Stock-based Compensation - Expense (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 12.7	$ 2.7	$ 30.7	$ 7.3	$ 10.6	$ 4.3	$ 2.1
Claims And Claims Adjustment Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	0.3	0.1	1.0	0.2	0.4	0.0	0.0
Other Insurance Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	0.4	0.1	0.8	0.5	0.7	0.6	0.2
Selling and Marketing Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	1.4	0.8	3.8	2.1	2.7	1.1	0.3
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	5.3	0.8	12.8	2.1	3.1	1.4	0.1
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 5.3	$ 0.9	$ 12.3	$ 2.4	$ 3.7	$ 1.2	$ 1.5